UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-04930

    Dryden Municipal Bond Fund

Exact name of registrant as specified in charter:

    Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

    Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code:     800-225-1852

Date of fiscal year end:     4/30/2010

Date of reporting period:     10/31/2009

Item 1 – Reports to Stockholders

OCTOBER 31, 2009	SEMIANNUAL REPORT

Dryden Municipal Bond Fund/

High Income Series

FUND TYPE

Municipal bond

OBJECTIVE

Maximum amount of income that is eligible for exclusion from federal income taxes

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of October 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

December 15, 2009

Dear Shareholder:

On December 11, 2009, the Board of Directors approved the renaming of JennisonDryden, Prudential Financial’s mutual funds family, to Prudential Investments, effective on or about February 16, 2010. As a result of this change, each of our Funds will be renamed to feature “Prudential” as part of its new name. The name of your Fund will change from Dryden Municipal Bond Fund/High Income Series to Prudential Muni High Income Fund.

While the name of your Fund will change, its investment objectives and portfolio management team will remain the same. No action is required on your part. If you participate in an automatic investment plan, your account will continue to be invested in the Fund under its new name.

Featuring the Prudential name in our Funds will create an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you’ll find your fund’s semiannual report, including a table showing Fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between each annual report, which includes an analysis of Fund performance over the fiscal year in addition to other data. If you have any questions about this information or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.jennisondryden.com.

Sincerely,

Judy A. Rice, President

Dryden Municipal Bond Fund/High Income Series

Dryden Municipal Bond Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Municipal Bond Fund/High Income Series is to seek the maximum amount of income that is eligible for exclusion from federal income taxes. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 4.00% (Class A shares). Gross operating expenses: Class A, 0.91%; Class B, 1.11%; Class C, 1.61%; Class Z, 0.61%. Net operating expenses apply to: Class A, 0.86%; Class B, 1.11%; Class C, 1.36%; Class Z, 0.61%, after contractual reduction through 8/31/2010.

Cumulative Total Returns as of 10/31/09
	Six Months	One Year	Five Years	Ten Years
Class A	12.72%	15.98%	18.03%	52.01%
Class B	12.57	15.83	16.58	48.41
Class C	12.33	15.45	15.09	44.70
Class Z	12.75	16.33	19.57	55.81
Barclays Capital Muni Bond Index[1]	4.99	13.60	22.57	73.42
Barclays Capital Non-Investment-Grade Muni Bond Index[2]	19.55	14.53	16.22	58.25
Lipper Average[3]	16.93	16.19	8.82	42.32

Average Annual Total Returns[4] as of 9/30/09
		One Year	Five Years	Ten Years
Class A		5.97%	3.06%	3.91%
Class B		5.12	3.50	4.08
Class C		8.87	3.42	3.83
Class Z		10.71	4.19	4.61
Barclays Capital Muni Bond Index[1]		14.85	4.78	5.77
Barclays Capital Non-Investment-Grade Muni Bond Index[2]		4.55	3.48	4.59
Lipper Average[3]		7.76	2.27	3.62

2	Visit our website at www.jennisondryden.com

Distribution and Yields as of 10/31/09
	Total Distributions Paid for Six Months	30-Day SEC Yield	Taxable Equivalent Yield[5] at Tax Rates of
			33%	35%
Class A	$0.26	4.82%	7.60%	7.83%
Class B	0.25	4.76	7.50	7.73
Class C	0.24	4.50	7.09	7.31
Class Z	0.27	5.28	8.32	8.58

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. The average annual total returns assume the payment of the maximum applicable sales charge. Class A shares are subject to a maximum front-end sales charge of 4.00%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Barclays Capital Municipal (Muni) Bond Index is an unmanaged index of over 39,000 long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

2The Barclays Capital Non-Investment-Grade Municipal (Muni) Bond Index is an unmanaged index of non-rated or Ba1 or below-rated municipal bonds. It gives a broad look at how non-investment-grade municipal bonds have performed. The bonds in this index must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $20 million. The bonds must also have a dated date after December 31, 1990, and must be at least one year from their maturity date. The inception date of the Barclays Capital Non-Investment-Grade Muni Bond Index is October 1995.

3The Lipper High Yield Municipal Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper High Yield Municipal Debt Funds category for the periods noted. Funds in the Lipper Average invest at least 50% of their assets in lower-rated municipal debt issues.

4The average annual total returns take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 0.50%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

5Some investors may be subject to the federal alternative minimum tax and/or state and local taxes. Taxable equivalent yields reflect federal taxes only.

Investors cannot invest directly in an index. The returns for the Barclays Capital Indexes and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Dryden Municipal Bond Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 10/31/09
West Virginia (WV) St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B, (Prerefunded 09/01/10), 6.750%, 09/01/30	1.5%
Orange Cnty. (CA) Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S, R.I.B.S., 6.200%, 02/14/11	1.4
Memphis (TN) Ctr. City Rev., Fin. Corp., Red Birds, Ser. B, 6.500%, 09/01/28	1.4
Foothill/Eastern (CA) Trans. Corridor Agcy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 7/15/09, 5.875%, 01/15/28	1.3
Metro Pier & Expo. (IL) Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, N.A.T.L., 5.250%, 06/15/42	1.2

Holdings are subject to change.

Credit Quality* expressed as a percentage of net assets as of 10/31/09
Aaa	2.8%
Aa	6.3
A	28.0
Baa	32.3
Ba	5.4
B	2.6
Caa	2.1
Not Rated	20.5
Total Investments	100.0
Other assets in excess of liabilities	— **
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

**Less than 0.05%.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on May 1, 2009, at the beginning of the period, and held through the six-month period ended October 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Dryden Municipal Bond Fund	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Municipal Bond Fund/High Income Series		Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,127.20	0.86%	$4.61
	Hypothetical	$1,000.00	$1,020.87	0.86%	$4.38

Class B	Actual	$1,000.00	$1,125.70	1.11%	$5.95
	Hypothetical	$1,000.00	$1,019.61	1.11%	$5.65

Class C	Actual	$1,000.00	$1,123.30	1.36%	$7.28
	Hypothetical	$1,000.00	$1,018.35	1.36%	$6.92

Class Z	Actual	$1,000.00	$1,127.50	0.61%	$3.27
	Hypothetical	$1,000.00	$1,022.13	0.61%	$3.11

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended October 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending April 30, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of October 31, 2009 (Unaudited)

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 99.0%

Alabama 0.7%
Camden Ind. Dev. Brd. Facs. Rev., Rfdg. Weyerhaeuser, Ser. A (Prerefunded 12/1/13)(e)	BBB-(b)	6.125%	12/01/24	$1,000	$1,162,590
Ser. B, A.M.T. (Prerefunded 12/1/13)(e)	BBB-(b)	6.375	12/01/24	1,000	1,151,120
Mobile Indl. Dev. Brd. Poll. Ctl. Rev., Intl. Paper Co. Proj.	Baa3	4.750	04/01/10	1,100	1,104,983

					3,418,693

Arizona 3.7%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Ser. D	A+(b)	5.500	01/01/38	2,500	2,524,350
Coconino Cnty. Poll. Ctrl. Corp. Rev., Tucson Elec. Pwr., Navajo, Ser. A, A.M.T.	Baa3	7.125	10/01/32	5,000	5,001,650
Ser. B	Baa3	7.000	10/01/32	1,700	1,701,411
Maricopa Cnty. Indl. Dev. Auth. Hlth. Facs. Rev., Catholic Healthcare West, Ser. A	A2	5.250	07/01/32	2,500	2,451,100
Maricopa Cnty. Poll. Ctrl. Corp., Rev., El Paso Elec. Co., Ser. B	Baa2	7.250	04/01/40	1,500	1,662,945
Pima Cnty. Indl. Dev. Auth. Rev., Ed., Fac.-P.L.C. Charter Schs. Proj.	NR	6.750	04/01/36	1,500	1,284,135
Tucson Elec. Pwr. Co., San Juan, Ser. A	Baa3	4.950	10/01/20	1,000	1,002,140
Pinal Cnty. Correct. Facs. Rev., Florence West Prison Proj., Ser. A, A.C.A	BBB(b)	5.250	10/01/19	3,135	3,073,209

					18,700,940

California 11.6%
California Cnty. Calif. Tob. Sec. Agcy. Tob. Conv. Bonds Asset Bkd., Ser. B	NR	5.100	06/01/28	1,750	1,474,445
California Hlth. Facs. Fing. Auth. Rev., Cedars-Sinai Med. Ctr.	A2	5.000	08/15/39	1,000	929,820
St. Joseph Hlth. Sys., Ser. A	A1	5.750	07/01/39	1,000	1,036,690

See Notes to Financial Statements.

Dryden Municipal Bond Fund	7

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
California Mun. Fin. Auth. Ctfs. Partn. Cmnty. Hosps. Cent.	Baa2	5.500%	02/01/39	$500	$461,160
California Poll. Ctrl. Fin. Auth. Solid Wste. Disp. Rev., Wste. Mgmt., Inc. PJ-Ser. B, A.M.T.	BBB(b)	5.000	07/01/27	1,000	939,560
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	Baa2	5.750	10/01/30	750	744,548
California St.,
G.O.	Baa1	6.000	04/01/38	3,500	3,708,950
Var. Purp., G.O.	Baa1	5.000	10/01/29	1,500	1,444,980
California Statewide Cmntys. Dev. Auth. Rev.,
John Muir Hlth.	A1	5.125	07/01/39	500	480,455
Ser. C, Kaiser Permanente, Rmkt. on 8/1/06	A+(b)	5.250	08/01/31	1,280	1,250,688
Sr. Living Southn Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	536,085
Capistrano Unif. Sch. Dist. Cmnty. Facs., Rev., Talega Cmnty. Facs. Dist. #90-2	NR	6.000	09/01/33	1,000	930,580
City of Chula Vista Indl. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000	12/01/27	1,000	931,190
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev., Convertible C.A.B.S., Converted to Fixed on 7/15/09	Baa3	5.875	01/15/28	6,700	6,506,236
Golden St. Tob Secur. Corp. Tob Settlement Rev.,
Asset Bkd. Ser. A	Baa2	5.000	06/01/45	1,000	856,200
Asset Bkd. Sr., Ser. A-1	Baa3	5.750	06/01/47	3,515	2,584,333
Lake Elsinore Spl. Tax Cmnty. Facs. Dist.-2-Area A-A	NR	5.450	09/01/36	1,500	1,109,325
Lincoln Impvt. Bond Act 1915, Pub. Fin. Auth. Rev., Twelve Bridges	NR	6.200	09/02/25	3,375	3,375,810
Los Angeles Regional Arpts. Impt. Corp. Lse. Rev., American Airlines, Inc., A.M.T.	Caa2	7.500	12/01/24	2,000	1,904,680
M-S-R Energy Auth. Calif., Ser. A	A(b)	6.500	11/01/39	2,000	2,123,880
Ser. A	A(b)	7.000	11/01/34	1,650	1,853,016
Murrieta Cmnty. Facs. Dist. Spl. Tax., No. 2, The Oaks Impt. Area, Ser. A	NR	5.900	09/01/27	1,000	893,480

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

California (cont’d.)
Orange Cnty, Loc. Trans. Auth. Sales Tax Rev., Linked, S.A.V.R.S., R.I.B.S.	Aa2	6.200%	02/14/11	$7,000	$7,225,469
Perris Cmnty. Facs. Dist., Spec. Tax, No. 01- 2,
Avalon Ser. A	NR	6.250	09/01/23	3,000	2,772,300
Port of Oakland, A.M.T., N.A.T.L., Ser. K (Prerefunded 5/1/10)(e)	A1	5.875	11/01/30	40	40,954
Unrefunded Balance, Ser. K	A1	5.875	11/01/30	4,960	4,967,142
Rancho Cordova Cmnty. Facs. Dist., Spec. Tax No. 2003-1, Sunridge Anatolia	NR	6.000	09/01/33	1,000	902,880
Sunridge Anatolia	NR	6.100	09/01/37	1,980	1,780,456
Saugus Unif. Sch. Dist. Spl. Tax Cmnty. Facs. Dist. No. 2002-1	NR	6.000	09/01/33	1,800	1,675,044
South Bayside Wste. Mgmt. Auth. Calif. Solid Wste. Enterprise Shoreway Environmental, Ser. A	A3	6.000	09/01/36	500	510,000
Valley Hlth. Sys. Hosp. Rev., Rfdg. & Impvt. Proj., Ser. A(c)(h)	C(b)	6.500	05/15/25	130	71,591
Vernon California Elec. Sys. Rev., Ser. A	A3	5.125	08/01/21	1,500	1,538,565
Wm. S. Hart Unif. High Sch. Dist., Spl. Tax Cmnty. Fac. Dist. No. 2005-1	NR	5.300	09/01/36	1,000	696,400

					58,256,912

Colorado 3.6%
Black Hawk Bus. Impvt. Dist. Ult., G.O. (Prerefunded 12/1/09)(e)	NR	7.750	12/01/19	4,980	5,107,239
Colorado Hlth. Facs. Auth. Rev., Adventist Hlth./Sunbelt Ser. D, Rfdg.	A1	5.250	11/15/35	2,500	2,420,675
Christian Living Cmntys. Proj., Ser. A	NR	5.750	01/01/37	1,500	1,137,300
Poudre Valley Healthcare, Rfdg.	A3	5.000	03/01/25	5,560	5,335,265
Valley View Assn. Proj.	BBB(b)	5.125	05/15/37	1,240	1,096,135
Colorado Springs Memorial Hosp. Rev., Unrefunded balance	A3	6.375	12/15/30	1,260	1,286,246
Pub. Auth. Energy Nat. Gas Pur. Rev.	A2	6.500	11/15/38	1,500	1,570,605

					17,953,465

See Notes to Financial Statements.

Dryden Municipal Bond Fund	9

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Connecticut 0.6%
Connecticut St. Dev. Auth. Pollutn. Rev., Conn. Lt. & Pwr. B, A.M.T.	Baa1	5.950%	09/01/28	$1,500	$1,510,755
Connecticut St. Dev. Auth. Solid Wste. Disp. Facs. Rev., PSEG Pwr. LLC Proj., Ser. A, A.M.T.	Baa1	5.750	11/01/37	1,600	1,591,184

					3,101,939

Delaware 0.3%
Delaware St. Hlth. Facs. Auth. Rev., Beebe Med. Ctr. Proj., Ser. A	Baa1	5.000	06/01/30	2,000	1,752,420

District of Columbia 0.3%
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, A.M.T.	Aa3	5.250	10/01/27	1,500	1,535,325

Florida 4.2%
Citizens Ppty. Ins. Corp., Sr. Secd., High Act	A2	6.000	06/01/16	1,500	1,607,175
Greater Orlando Aviation Auth., Orlando Arpt. Fac. Rev., Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.375	11/15/26	2,000	1,700,700
Spl. Purp.-Jetblue Airways Corp., A.M.T.	NR	6.500	11/15/36	2,000	1,617,880
Highlands Cmnty. Dev. Dist. Spl. Assmt.	NR	5.550	05/01/36	400	207,704
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs. Ser. B	Baa3	8.000	08/15/32	1,000	1,114,140
Tampa Electric	Baa1	5.650	05/15/18	1,000	1,073,450
Indigo Cmnty. Dev. Dist. Cap. Impvt. Rev.	NR	5.750	05/01/36	1,920	1,040,621
Jacksonville Aviation Auth. Rev., A.M.B.A.C., A.M.T.	A2	5.000	10/01/26	2,000	1,884,400
Jacksonville Econ. Dev., Anheuser Busch Co., Ser. B, A.M.T.	Baa2	4.750	03/01/47	2,500	1,957,150
Gerdau Ameristeel U.S., Inc., A.M.T.	Ba1	5.300	05/01/37	2,000	1,391,760
Miami Beach Hlth. Facs. Auth. Hosp. Rev., Mount Sinai Med. Ctr., Ser. A	Ba2	6.700	11/15/19	1,000	1,005,400

See Notes to Financial Statements.

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Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Florida (cont’d.)
Orange Cnty. Hlth. Facs. Auth. Rev., Hosp.
Orlando Regl. Healthcare, Ser. C	A2	5.250%	10/01/35	$1,500	$1,438,470
Paseo Cmnty. Dev. Dist. Cap. Impvt. Rev., Ser. A	NR	5.400	05/01/36	1,360	662,456
Reunion West Cmnty. Dev. Dist. Spec. Assmt.	NR	6.250	05/01/36	1,420	622,485
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	A1	5.625	07/01/39	1,000	1,014,440
Seminole Tribe Spl. Oblig. Rev., Ser. A, 144A (original cost $1,013,820; purchased 9/27/07)(i)	Ba1	5.500	10/01/24	1,000	938,920
St. Petersburg Hlth. Facs. Auth. Rev., All Childrens Hosp.	A1	6.500	11/15/39	1,500	1,604,955

					20,882,106

Georgia 0.8%
Burke Cnty. Dev. Auth. Pollutn. Rev., Oglethorpe Pwr.-Vogtle Proj., Ser. B	A3	5.500	01/01/33	1,000	1,027,050
Fulton Cnty. Residential Care Facs. Rev., Canterbury Court Proj., Ser. A	NR	6.125	02/15/34	1,200	1,013,340
Henry Cnty. Wtr. & Swr. Auth. Rev., A.M.B.A.C.	Aa3	6.150	02/01/20	1,000	1,173,420
Marietta Development Auth. Rev. Life Univ.	Ba3	7.000	06/15/39	1,000	907,940

					4,121,750

Guam 0.2%
Guam Govt., Ser. A	B+(b)	7.000	11/15/39	1,000	1,080,840

Hawaii 0.4%
Hawaii St. Dept. Budget & Fin. Spl. Purp. Rev., Hawaiian Elec. Co.	Baa1	6.500	07/01/39	1,000	1,064,090
15 Craigside Proj.	NR	9.000	11/15/44	1,000	1,056,760

					2,120,850

See Notes to Financial Statements.

Dryden Municipal Bond Fund	11

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Idaho 0.4%
Idaho Hlth. Facs. Auth. Rev., St. Lukes Hlth. Sys. Proj., Ser. A	A2	6.750%	11/01/37	$1,000	$1,093,760
Idaho Hsg. & Fin. Assn. Rev., North Star Charter Sch. Proj.	BB(b)	9.500	07/01/39	1,000	1,118,080

					2,211,840

Illinois 10.6%
Cary Spec. Tax Svcs. Rev., Area No. 1, Cambridge, Ser. A (Prerefunded 3/1/10)(e)	NR	7.625	03/01/30	3,115	3,248,976
Area No. 2, Foxford Hill (Prerefunded 3/1/10)(e)	NR	7.500	03/01/30	4,572	4,751,177
Gilberts Spec. Svcs. Area No. 9, Spec. Tax, Big Timber Proj. (Prerefunded 3/1/11)(e)	AAA(b)	7.750	03/01/27	5,000	5,556,450
Illinois Fin. Auth. Rev., American Water Cap. Corp. Proj.	Baa2	5.250	10/01/39	3,150	3,034,899
Friendship Vlg. Schaumburg, Ser. A	NR	5.625	02/15/37	1,000	791,080
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/31	2,500	2,154,800
Illinois Inst. of Technology, Ser. A	Baa2	5.000	04/01/36	5,000	4,168,400
NorthWestern Mem. Hosp., Ser. A	Aa2	6.000	08/15/39	1,500	1,614,885
Provena Hlth., Ser. A	Baa1	7.750	08/15/34	1,000	1,120,950
Rush Univ. Med. Ctr., Ser. C	A3	6.625	11/01/39	1,000	1,078,560
Rush Univ. Med. Ctr. Oblig. Grp. A	A3	7.250	11/01/38	3,405	3,782,785
Silver Cross & Med. Ctrs.	BBB(b)	7.000	08/15/44	3,000	3,146,430
Student Hsg., Rfdg. Edl. Advancement Fd., Inc. Ser. B	Baa3	5.000	05/01/30	5,000	4,088,650
Illinois Hlth. Facs. Auth. Rev., Lake Forest Hosp., Ser. A	A3	6.250	07/01/22	4,200	4,292,484
Kane & De Kalb Cntys. Sch. Dist., No. 301, A.M.B.A.C., C.A.B.S., G.O.	NR	2.530(k)	12/01/11	3,360	3,188,304
Metro. Pier & Expo. Auth. Dedicated St. Tax Rev., McCormick Place Expansion, Ser. A, N.A.T.L.	A2	5.250	06/15/42	6,000	6,044,879
Round Lake Rev., Lakewood Spl. Tax #1 (Prerefunded 3/1/13)(e)	NR	6.700	03/01/33	1,000	1,156,780

					53,220,489

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Indiana 2.6%
Indiana Fin. Auth. Hlth. Sys. Rev., Sisters St. Francis Hlth.	Aa3	5.250%	11/01/39	$750	$726,885
Indiana Hlth. & Edl. Fac. Fin. Auth. Hosp. Rev., Cmnty. Foundation Northwest Ind.	BBB(b)	5.500	03/01/37	2,000	1,894,480
Cmnty. Foundation Northwest Ind., Ser. A	BBB(b)	6.000	03/01/34	3,000	3,020,100
Indiana St. Fin. Auth. Env. Facs. Rev.,
Duke Energy Ind., Ser. B	A3	6.000	08/01/39	1,000	1,075,070
Duke Energy Ind., Ser. C	A2	4.950	10/01/40	2,000	1,906,880
Ind. Pwr. & Lt. Co., Ser. B	A3	4.900	01/01/16	1,500	1,549,875
Indiana St. Hsg. Fin. Auth. Singl. Fam. Mtge. Rev., Ser. B2, A.M.T., G.N.M.A./F.N.M.A.	Aaa	4.000	01/01/34	645	632,855
Indianapolis Ind. Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj. Ser. A	A3	5.750	01/01/38	1,000	1,047,800
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	NR	5.800	09/01/47	1,500	1,149,450

					13,003,395

Iowa 0.7%
Altoona Iowa Urban Renewal Tax Rev., Annual Appr.	BBB+(b)	6.000	06/01/43	1,000	982,920
Iowa St. Fin. Auth. Healthcare, Facs. Rev., Mercy Hlth. Initiatives Proj. (Prerefunded 7/1/11)(e)	AAA(b)	9.250	07/01/25	2,050	2,362,523

					3,345,443

Kansas 0.2%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	A1	5.750	11/15/38	1,000	1,027,610

Kentucky 0.2%
Owen Cnty. Ky. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	Baa2	6.250	06/01/39	500	526,480
Amern. Wtr. Co., Ser. B	Baa2	5.625	09/01/39	500	509,220

					1,035,700

See Notes to Financial Statements.

Dryden Municipal Bond Fund	13

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Louisiana 1.4%
Calcasieu Parish, Inc., Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj.	Ba1	6.625%	02/01/16	$2,500	$2,526,825
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries	A2	6.750	07/01/39	2,000	2,180,660
Louisiana St. Citizens Ppty. Ins. Assmt. Rev., Ser. C, A.G.C.	Aa2	6.750	06/01/26	2,000	2,304,840

					7,012,325

Maryland 0.4%
Maryland Econ. Dev. Corp., Potomac Elect. Pwr. Co.	A3	6.200	09/01/22	1,000	1,129,170
Maryland St. Indl. Dev. Fin. Auth. Rev., Rfdg. Synagro. Baltimore, Ser. A, A.M.T.	NR	5.250	12/01/13	700	702,009

					1,831,179

Massachusetts 2.6%
Massachusetts St. Coll. Bldg., Auth. Rev. Proj. & Rfdg. Bonds, Ser. A	Aa2	7.500	05/01/14	1,750	2,027,358
Massachusetts St. Dev. Fin. Agcy. Rev.,
Alliance Hlth., Ser. A	NR	7.100	07/01/32	3,830	2,982,957
Linden Ponds, Inc. Fac., Ser. A	NR	5.750	11/15/42	1,000	688,280
Solid Wste. Disp. Rev., Dominion Energy Brayton (Mandatory put date 5/1/19)	Baa2	5.750	12/01/42	1,000	1,051,320
Massachusetts St. Hlth. & Edl. Facs. Auth. Rev.,
Caregroup, Ser. E-1	A3	5.125	07/01/38	750	676,703
Caritas Christi Oblig. Group, Rfdg., Ser. A	Baa3	5.750	07/01/28	2,000	1,865,500
Caritas Christi Oblig. Group, Rfdg., Ser. B	Baa3	6.750	07/01/16	3,595	3,755,911

					13,048,029

Michigan 4.1%
Detroit Mich. Sewer Disp. Rev., Sr. Lien Ser. B, A.G.C.	Aa3	7.500	07/01/33	1,000	1,234,800
Kalamazoo Hosp. Fin. Auth. Borgess Hosp. Fac. Rev., E.T.M., N.A.T.L.(e)(h)(j)	Aaa	9.455	06/01/11	500	503,570

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Michigan (cont’d.)
Kent Hosp. Fin. Auth. Rev., Metro. Hosp. Proj., Ser. A	BB+(b)	6.250%	07/01/40	$3,000	$2,439,930
Michigan Pub. Edl. Facs. Auth. Rev. Rfdg. Ltd. Oblig.-Black River Sch.	NR	5.800	09/01/30	1,250	947,500
Michigan St. Hosp Fin. Auth. Rev., Henry Ford Hlth.	A1	5.750	11/15/39	1,000	958,650
Henry Ford Hlth. Sys. Rfdg., Ser. A	A1	5.250	11/15/46	3,000	2,602,020
McLaren Healthcare Corp.	A1	5.000	06/01/19	1,000	1,000,470
McLaren Healthcare Corp.	A1	5.750	05/15/38	1,500	1,510,005
Michigan St. Strategic Fd. Ltd. Oblig. Rev., Detroit Ed.	A3	5.625	07/01/20	1,000	1,072,940
Dow Chemical, Ser. A-1 (Mandatory put date 6/2/14)	Baa3	6.750	12/01/28	1,000	1,063,750
Dow Chemical, Ser. B-1	Baa3	6.250	06/01/14	1,000	1,042,710
Michigan Strategic Fund Solid Wste. Disp. Rev., Wste. Mgmt., Inc., A.M.T.	BBB(b)	4.500	12/01/13	1,000	1,013,000
Royal Oak Mich. Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp.	A1	8.250	09/01/39	2,150	2,496,989
Summit Academy North Pub. Sch., Academy Rev., Rfdg.	BB+(b)	5.500	11/01/30	1,500	982,920
Summit Academy Pub. Sch., Academy Rev., Rfdg.	BB+(b)	6.250	11/01/25	2,060	1,661,678

					20,530,932

Minnesota 0.2%
St. Paul Hsg. & Redev. Auth. Hosp. Rev. Health East Proj.	Ba1	6.000	11/15/35	1,000	885,250

Mississippi 0.2%
Warren County Gulf Opportunity Zone, Intl. Paper, Ser. A	Baa3	6.500	09/01/32	1,000	1,017,350

Nevada 1.6%
Clark Cnty. Impvt. Dist. Rev., Spec. Impvt. Dist. No. 142, Loc. Impvt.	NR	6.100	08/01/18	1,910	1,825,062
Clark Cnty. Ind. Dev. Rev., Nevada Pwr. Co. Proj. Rfdg., Ser. C	BB+(b)	5.500	10/01/30	4,500	4,148,145

See Notes to Financial Statements.

Dryden Municipal Bond Fund	15

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Nevada (cont’d.)
Clark Cnty. Nev. Arpt Rev., Jet Aviation Fuel Tax, Ser. C, A.M.B.A.C., A.M.T.	A1	5.375%	07/01/16	$1,000	$1,033,330
Jet Aviation Fuel Tax, Ser. C, A.M.B.A.C., A.M.T.	A1	5.375	07/01/17	1,000	1,025,490

					8,032,027

New Hampshire 0.6%
New Hampshire Hlth. & Ed. Facs. Auth. Rev., Dartmouth-Hitchcock	A+(b)	6.000	08/01/38	1,750	1,824,585
New Hampshire St. Business Fin. Auth. Pollutn. Ctl. Rev., United Illuminating Co. Proj., A.M.T. (Mandatory put date 2/1/12)	Baa2	7.125	07/01/27	1,000	1,068,830

					2,893,415

New Jersey 7.3%
Burlington Cnty. Bridge Commn. Econ. Dev. Rev., The Evergreens Proj.	NR	5.625	01/01/38	1,000	821,250
New Jersey Econ. Dev. Auth. Rev., Cigarette Tax	Baa2	5.625	06/15/19	1,250	1,243,038
Cigarette Tax	Baa2	5.750	06/15/34	750	710,318
Continental Airlines, Inc., A.M.T.	B3	6.400	09/15/23	2,000	1,782,040
Continental Airlines, Inc. Proj., Spec. Facs. Rev., A.M.T.	B3	6.250	09/15/29	6,530	5,579,427
Cranes Mill Proj. First Mtge., Ser. A	NR	5.875	07/01/28	1,000	941,100
Franciscan Oaks Proj. First Mtge. Rfdg.,	NR	5.700	10/01/17	165	162,334
Gloucester Marine, Ser. B, A.M.T.	NR	6.875	01/01/37	3,000	2,415,000
New Jersey Healthcare Facs. Fin. Auth. Rev.,
Cherry Hill Proj.	NR	8.000	07/01/27	2,000	1,635,580
St. Josephs Healthcare Sys.	Ba1	6.625	07/01/38	3,000	3,036,090
St. Peters Univ. Hosp., Ser. A	Baa2	6.875	07/01/30	2,250	2,257,200
Virtua Hlth.	A(b)	5.750	07/01/33	2,000	2,065,720
New Jersey St. Ed. Facs. Auth. UMDNJ	Baa2	7.500	12/01/32	1,000	1,125,950
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income. Secs., Ser. B, A.M.B.A.C., C.A.B.S., (Converts to 5.15% on 1/1/15)	A3	5.512(k)	01/01/35	4,000	3,088,200

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New Jersey (cont’d.)
New Jersey St. Transn. Tr. Fd. Sys. Auth., Ser. A	A1	5.500%	12/15/23	$2,000	$2,252,000
Ser. A	A1	5.875	12/15/38	2,000	2,163,380
Tobacco Settlement Fin. Corp., NJ Rev.,
Ser. 1A	Baa3	4.500	06/01/23	425	380,545
Ser. 1A	Baa3	4.625	06/01/26	1,000	813,960
Ser. 1A	Baa3	5.000	06/01/41	6,000	4,028,760

					36,501,892

New Mexico 0.9%
Farmington Poll. Ctrl. Rev., El Paso Elec. Co. Proj., Ser. A, N.A.T.L. (Mandatory put date 8/1/12)	Baa2	4.000	06/01/32	2,000	2,000,380
New Mexico Mtge. Fin. Auth. Rev., Sngl. Fam. Mtge., Ser. E, A.M.T., G.N.M.A., F.N.M.A., F.H.L.M.C.	AAA(b)	5.500	07/01/35	1,400	1,409,618
New Mexico St. Hosp. Equip. Ln. Council Hosp. Rev., Presbyterian Healthcare	Aa3	5.000	08/01/39	1,250	1,199,475

					4,609,473

New York 3.3%
Brookhaven Indl. Dev. Agcy. Civic Facs. Rev., Brooks Mem. Hosp. Med. Ctr., Inc., Ser. A (Prerefunded 11/15/10)(e)	NR	8.250	11/15/30	2,000	2,172,420
Erie Cnty. Tob. Asset Securitization Corp. Cap. Apprec.,
Asset Bkd.-1st Sub., Ser. B, C.A.B.S.	NR	9.161(k)	06/01/47	5,000	172,550
Asset Bkd.-2nd Sub., Ser. C, C.A.B.S.	NR	9.661(k)	06/01/50	4,000	86,920
Long Island Pwr. Auth Elec. Sys. Rev., Ser. A	A3	6.000	05/01/33	1,500	1,677,345
Ser. A	A3	6.250	04/01/33	500	571,510
New York City Indl. Dev. Agcy., Civic Fac. Rev., Staten Island Univ. Hosp. Proj., Ser. B	Ba2	6.375	07/01/31	960	866,554

See Notes to Financial Statements.

Dryden Municipal Bond Fund	17

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

New York (cont’d.)
Spl. Fac. Rev., Terminal One Group Assn. Proj. A.M.T.	A3	5.500%	01/01/24	$2,450	$2,447,403
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B-(b)	7.125	08/01/11	2,595	2,559,734
Spl. Fac. Rev., American Airlines-JFK Int’l. Arpt., A.M.T.	B-(b)	7.750	08/01/31	2,000	1,930,540
New York Liberty Dev. Corp. Rev., National Sports Museum Proj. A (original cost $1,099,998; purchased 8/7/07)(c)(h)(i)	NR	6.125	02/15/19	1,100	11
New York St. Dorm Auth. Rev., Nonst. Supported Debt Mount Sinai Sch. of Medicine	A3	5.125	07/01/39	2,500	2,413,025
Nonst. Supported Debt North Shore L.I. Jewish, Ser. A	Baa1	5.500	05/01/37	500	505,160
Orange Reg.-Med. Ctr.	Ba1	6.250	12/01/37	1,500	1,322,595

					16,725,767

North Carolina 0.2%
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C	Baa1	6.750	01/01/24	1,000	1,152,820

North Dakota 0.4%
Ward Cnty. Healthcare Facs. Rev., Trinity Oblig. Rfdg., Group B	BBB+(b)	6.250	07/01/21	2,000	2,000,920

Ohio 2.8%
Buckeye Tob. Settlement Fin. Auth. Asset Bkd. Sr. Turbo, Ser. A-2	Baa3	5.875	06/01/47	1,000	737,320
Ser. A-2	Baa3	6.500	06/01/47	2,500	2,013,950
Cuyahoga Cnty. Hosp. Facs. Rev., Canton, Inc. Proj.	Baa2	7.500	01/01/30	3,000	3,052,231
Montgomery Cnty. Ohio Rev., Miami Valley Hosp., Ser. A	Aa3	6.250	11/15/39	1,500	1,564,980
Ohio St. Air Quality Dev. Auth. Rev., Polltn. FirstEnergy Generation, Ser. A	Baa1	5.700	02/01/14	1,500	1,610,670
Polltn. FirstEnergy Generation, Ser. C	Baa1	5.625	06/01/18	500	528,220
Ohio St. Hosp. Fac. Rev., Cleveland Clinic Hlth., Ser. A	Aa2	5.500	01/01/39	1,500	1,547,835

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Ohio (cont’d.)
Ohio St. Wtr. Dev. Auth. Polltn. Ctl. Facs. Rev., FirstEnergy Generation, Ser. A (Mandatory put date 6/1/16)	Baa1	5.875%	06/01/33	$500	$525,215
Ohio St. Wtr. Solid Allied Wste. N.A., Inc., Ser. A, A.M.T.	BBB(b)	5.150	07/15/15	1,250	1,241,975
Richland Cnty. Ohio Hosp. Facs. Rev., Medcentral Hlth. Ser. A (Prerefunded 11/15/10)(e)	A-(b)	6.125	11/15/16	665	709,375
Medcentral Hlth. Sys., Unrefunded balance, Ser. A	A-(b)	6.125	11/15/16	335	343,472

					13,875,243

Oklahoma 0.3%
Chickasaw Nation Okla. Hlth. Sys.	NR	6.250	12/01/32	1,340	1,312,677

Pennsylvania 5.0%
Allegheny Cnty. Hosp. Dev. Auth. Rev., Hlth. Sys., Ser. B (Prerefunded 11/15/10)(e)	AAA(b)	9.250	11/15/15	845	924,084
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj.	Baa1	7.250	07/01/39	1,000	1,092,890
Cumberland Cnty. Mun. Auth. Ret. Cmnty. Rev., Wesley Affiliated Svcs., Ser. A (Prerefunded 1/1/13)(e)	NR	7.250	01/01/35	1,110	1,306,759
Ser. A (Prerefunded 1/1/13)(e)	NR	7.250	01/01/35	2,890	3,402,281
Fulton Cnty. Indl. Dev. Auth. Hosp. Rev., Med. Ctr. Proj.	NR	5.900	07/01/40	1,000	839,960
Lycoming Cnty. Auth. Hlth. Sys. Rev., Susquehanna Hlth. Sys. Proj., Ser. A	BBB+(b)	5.750	07/01/39	2,000	1,901,720
Montgomery Cnty. Higher Ed. & Hlth. Auth. Hosp. Rev., Abington Mem. Hosp., Ser. A	A(b)	5.125	06/01/33	1,500	1,464,825
Northampton Cnty. PA Gen. Purp. Auth. Hosp. Rev., St. Lukes Hosp. Proj., Ser. A	Baa1	5.500	08/15/35	1,000	953,600
Pennsylvania Econ. Dev. Fin. Auth. Res. Recov. Rfdg., Colver Proj., Ser. F, A.M.B.A.C., A.M.T.	Ba1	4.625	12/01/18	1,500	1,314,360
Ser. G, A.M.T.	NR	5.125	12/01/15	2,000	1,806,380

See Notes to Financial Statements.

Dryden Municipal Bond Fund	19

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date		Principal Amount (000)	Value (Note 1)

Pennsylvania (cont’d.)
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Grad. Hlth. Sys. (original cost $915,255; purchased 1/22/98)(c)(h)(i)	NR	7.000%	07/01/10		$908	$9
Grad. Hlth. Sys. (original cost $1,264,342; purchased 1/22/98-6/23/98)(c)(h)(i)	NR	7.250	07/01/18		1,248	12
Grad. Hlth. Sys., Ser. A (original cost $1,039,576; purchased 1/21/98-7/6/98)(c)(h)(i)	NR	6.250	07/01/13		1,108	11
Philadelphia PA Auth. For Indl. Dev. Revs., Please Touch Museum Proj.	BBB-(b)	5.250	09/01/31		1,500	1,338,840
Philadelphia, PA, G.O., Ser. B, A.G.C.	Aa2	7.125	07/15/38		1,500	1,731,030
Somerset Cnty. Hosp. Auth. Rev., GF Somerset Healthcare First Mtge. (original cost $1,106,647; purchased 2/10/97)(d)(h)(i)	NR	8.400	06/01/09	**	1,095	652,401
First Mtge. (original cost $8,898,687; purchased 2/10/97)(d)(h)(i)	NR	8.500	06/01/24		8,805	5,219,868
Susquehanna Area Regional Arpt. Auth., A.M.T.	Baa3	6.500	01/01/38		1,500	1,401,135

						25,350,165

Puerto Rico 2.7%
Puerto Rico Comwlth. Govt. Dev. Bank Sr. Notes, Ser. B	Baa3	5.000	12/01/15		1,715	1,784,029
Ser. C, A.M.T.	Baa3	5.250	01/01/15		2,000	2,122,300
Puerto Rico Comwlth. Hwy. & Transn. Auth. Hwy. Rev., Ser. CC	Baa2	5.500	07/01/28		2,500	2,496,900
Puerto Rico Elec. Pwr. Auth. Pwr. Rev., Ser. TT	A3	5.000	07/01/22		1,000	1,003,720
Puerto Rico Pub. Bldg. Auth. Rev., Gtd. Rfdg. Govt. Facs., Ser. M	Baa3	6.000	07/01/20		2,500	2,649,374
Govt. Facs., Ser. P	Baa3	6.750	07/01/36		750	809,003
Puerto Rico Sales Tax Fing. Corp. Rev., Ser. A	A2	5.750	08/01/37		1,000	1,034,600
Ser. A	A2	6.000	08/01/42		1,500	1,570,875

						13,470,801

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Rhode Island 0.4%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	A3	7.000%	05/15/39	$2,000	$2,143,620

South Carolina 0.9%
South Carolina Jobs Econ. Dev. Auth. Hosp. Facs. Rev., Palmetto Hlth. Rfdg., Ser. C (Prerefunded 8/1/13)(e)	Baa1	6.875	08/01/27	540	637,659
Palmetto Hlth., Rfdg. & Impt.	Baa1	5.750	08/01/39	500	486,755
Tobacco Settlement Auth. Rev., Mgt. Rfdg.	Baa3	5.000	06/01/18	3,625	3,626,051

					4,750,465

South Dakota 0.4%
Educational Enhancement Funding Corp., Tobacco, Ser. B	Baa3	6.500	06/01/32	1,555	1,501,430
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Sanford Hlth.	A1	5.500	11/01/40	625	635,094

					2,136,524

Tennessee 3.7%
Bradley Cnty. Ind. Dev. Brd. Rev., Rfdg. Olin Corp. Proj., Ser. C	Ba1	6.625	11/01/17	2,000	1,897,720
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Rfdg. First Mtge., Mountain States Hlth., Ser. A, N.A.T.L., E.T.M.(e)	Baa1	6.750	07/01/17	2,000	2,212,460
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, C.A.B.S.	A-(b)	6.810(k)	01/01/35	1,000	190,520
Memphis Ctr. City Rev., Fin. Corp., Red Birds, Ser. B (original cost $26,000,000; purchased 12/30/98)(h)(i)(m)	NR	6.500	09/01/28	26,000	7,020,000
Rutherford Cnty. Hlth. & Edl. Facs., First Mtge. Rev., Group Homes, Inc.	NR	9.500	12/01/19	5,100	5,106,171

See Notes to Financial Statements.

Dryden Municipal Bond Fund	21

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tennessee (cont’d.)
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	Baa1	5.000%	02/01/18	$2,000	$2,048,760

					18,475,631

Texas 10.5%
Alliance Arpt. Auth. Inc. Tex. Spl. Facs. Rev., American Airlines Inc. Proj., A.M.T.	CCC+(b)	5.750	12/01/29	2,500	1,593,025
Austin Covention Enterprises Inc., Convention Ctr., Rfdg. Second Tier, Ser. B	Ba2	5.750	01/01/24	1,000	822,210
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D (Mandatory put date 10/1/14)	Caa3	5.400	10/01/29	1,000	625,590
TXU Energy Rfdg. Elec. Rmk., A.M.T.,	Caa3	8.250	10/01/30	3,000	1,788,690
Brazos River Auth. TXU Energy Co. LLC, Rfdg., A.M.T.	Caa3	5.400	05/01/29	2,000	854,900
Clifton Higher Ed. Fin. Corp. Rev., Tejano Ctr. Cmnty.	BBB-(b)	9.000	02/15/38	2,000	2,290,040
Dallas Fort Worth Int’l. Arpt. Fac. Impvt. Corp. Rev. Rfdg. American Airlines, Inc., A.M.T.	CCC+(b)	5.500	11/01/30	2,000	1,190,160
American Airlines, Inc., A.M.T.	Caa2	6.375	05/01/35	3,000	2,000,820
Decatur Hosp. Auth. Rev., Wise Reg. Hlth. Sys., Ser. A	NR	7.125	09/01/34	3,000	2,900,820
Harris Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Childrens Hosp. Proj.	Aa2	5.500	10/01/39	1,000	1,030,010
Methodist Hosp. Sys., Ser. B	AA(b)	5.500	12/01/18	500	550,245
Houston Hlth. Facs. Dev. Corp. Ret. Fac. Rev., Buckingham Sr. Living Cmnty., Ser. A (Prerefunded 2/15/14)(e)	AAA(b)	7.125	02/15/34	1,250	1,502,988
Katy Dev. Auth. Rev., Tax Increment Contract, Ser. B	NR	6.000	06/01/18	4,000	3,710,720
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp Inc., Ser. A	BBB(b)	6.375	08/15/44	1,000	990,900
Lamar Cons. Indpt. Sch. Dist., Rfdg. Sch. House, G.O., P.S.F.G.(f)	Aaa	5.000	02/15/21	1,000	1,097,300

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Texas (cont’d.)
Lower Colorado Riv. Auth. Rev., Rfdg., & Impt., Ser. A	A1	7.250%	05/15/37	$5,000	$5,520,749
Matagorda Cnty. Nav. Dist. No. 1, Pollution Ctl. Rev., Rfdg. Bnds. AEP Texas Proj., Ser. B, Rmkt., A.M.B.A.C., A.M.T.	Baa2	4.550	05/01/30	2,000	1,648,180
Cent. Pwr. & Lt. Co. Proj., Ser. A	Baa2	6.300	11/01/29	1,000	1,070,540
Mission Econ. Dev. Corp., Allied Wste., Inc., Proj. A, A.M.T.	Baa3	5.200	04/01/18	2,000	1,957,260
North Tex Twy. Auth. Rev.
First Tier, Ser. A	A2	5.750	01/01/40	3,500	3,531,465
First Tier, Ser. A	A2	6.250	01/01/39	1,500	1,569,045
First Tier, Ser. C	A2	5.250	01/01/44	2,500	2,349,175
Second Tier Rfdg., Ser. F	A3	5.750	01/01/38	2,500	2,522,475
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B	Caa3	6.150	08/01/22	1,000	517,270
San Leanna Ed. Facs. Corp. Higher Ed. Rev. Rfdg., Saint Edwards Univ. Proj.	Baa2	4.750	06/01/32	2,750	2,373,360
Tarrant Cnty. Tex Cultural Ed. Facs. Fin. Corp., Retirment Fac. Temps., Sr. Living Ctr. Proj., Ser. C-1	NR	7.500	11/15/16	1,000	997,250
Texas Mun. Gas Acquisition & Supply Corp. I Gas Supply Rev., Sr. Lien, Ser. A	A2	5.250	12/15/26	3,900	3,629,574
Texas Mun. Pwr. Agcy. Rev., N.A.T.L., E.T.M., C.A.B.S.(e)	A2	2.870(k)	09/01/15	50	42,347
Texas St. Pub. Fin. Auth. Charter Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A	NR	5.375	02/15/37	1,000	765,790
Ed. Idea Pub. Sch. Proj., Ser. A, A.C.A.	BBB-(b)	5.000	08/15/30	2,000	1,472,300

					52,915,198

Utah 0.3%
Riverton Utah Hosp. Rev., IHC Hlth. Svcs., Inc.	Aa1	5.000	08/15/41	1,500	1,453,470

Virgin Islands 0.2%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	Baa3	6.750	10/01/37	750	787,598

See Notes to Financial Statements.

Dryden Municipal Bond Fund	23

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Virginia 2.8%
Chesapeake Hosp. Auth. Fac. Rev., Rfdg. Chesapeake Gen. Hosp., Ser. A	A3	5.250%	07/01/17	$2,000	$2,118,520
Chesterfield Cnty. Ind. Dev. Auth. Poll. Ctrl. Rev., Virginia Elec. & Pwr., Ser. A	Baa1	5.875	06/01/17	2,000	2,061,920
Gloucester Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Wste. Mgmt. Svcs., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	09/01/38	2,700	2,801,493
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Fac. Rev., Sussex Apts., A.M.T.	NR	8.000	09/01/26	5,165	5,178,946
Sussex Cnty. Ind. Dev. Auth. Solid Wste. Disp. Rev., Atlantic Wste., Ser. A, A.M.T. (Mandatory put date 5/1/14)	BBB(b)	5.125	06/01/28	1,600	1,656,832

					13,817,711

Washington 1.9%
Bellevue Conv. Ctr. Auth., King City, Spec. Oblig. Rev., N.A.T.L., C.A.B.S.	Baa1	0.980(k)	02/01/10	870	867,842
FYI Properties Wash. Lease Rev., Wastington St. Dist. Proj.	AA(b)	5.500	06/01/39	1,000	1,045,880
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	Baa2	5.375	12/01/22	1,190	1,162,106
Skagit Valley Hosp.	Baa2	5.500	12/01/30	1,250	1,182,850
Skagit Valley Hosp.	Baa2	5.750	12/01/32	1,000	956,890
Tobacco Settlement Fin. Corp. Auth. Tobacco Settlement Rev., Asset Bkd.	Baa3	6.500	06/01/26	2,125	2,148,610
Washington Healthcare Fac. Auth. Rev., Swedish Hlth. Svcs., Ser. A	A2	6.500	11/15/33	1,000	1,043,480
Washington St. Hlth. Care Facs. Auth. Rev., Seattle Childrens Hosp.	Aa3	5.625	10/01/38	1,250	1,279,025

					9,686,683

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

West Virginia 1.5%
West Virginia St. Hosp. Fin. Auth. Hosp. Rev., Oak Hill Hosp., Ser. B. (Prerefunded 9/1/10)(e)	A2	6.750%	09/01/30	$7,000	$7,437,290

Wisconsin 1.0%
Milwaukee Redev. Auth. Redev. Rev. Science Ed. Consortium Proj., Ser. A	BBB-(b)	5.750	08/01/35	1,500	1,200,915
Wisconsin Hlth. & Edl. Facs. Auth. Rev.,
Aurora Hlth. Care, Inc., Ser. B (Mandatory put Date 8/15/16)	A3	5.125	08/15/27	500	506,340
Beaver Dam Cmnty. Hosp., Inc., Ser. A	NR	6.750	08/15/34	1,250	1,224,800
Eastcastle Place, Inc. Proj.	NR	6.125	12/01/34	1,000	825,350
Froedtert & Cmnty. Hlth.	AA-(b)	5.250	04/01/39	1,500	1,473,465

					5,230,870

Wyoming 0.3%
Campbell Cnty. WY Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	A1	5.750	07/15/39	500	524,990
Wyoming Mun. Pwr. Agcy. Pwr. Supply, Ser. A	A2	5.000	01/01/42	750	719,850

					1,244,840

Total long-term investments (cost $536,898,490)					497,099,882

SHORT-TERM INVESTMENTS 1.0%

California 0.3%
California St. Econ. Recovery, Ser. C-2, F.R.D.D.(g)	VMIG3	0.450	11/02/09	1,000	1,000,000
California Statewide Cmntys. Dev. Auth. Rev., Childrens Hosp., Ser. C, F.R.D.D.(g)	VMIG1	0.180	11/02/09	300	300,000

					1,300,000

See Notes to Financial Statements.

Dryden Municipal Bond Fund	25

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

Description (a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Massachusetts 0.7%
Massachusetts St. Hlth. & Edl. Rev., F.R.D.D.(g)	VMIG1	0.130%	11/02/09	$3,700	$3,700,000

Total short-term investments (cost $5,000,000)					5,000,000

Total Investments 100.0% (cost $541,898,490; Note 5)(l)					502,099,882
Other assets in excess of liabilities(n)					8,992

Net Assets 100.0%					$502,108,874

*	The Series’ current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
**	The 2009 bonds remain an outstanding obligation of Somerset. Revised maturity date to be determined.
†	The ratings reflected are as of October 31, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	The following abbreviations are used in portfolio descriptions:

144A—Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.C.A.—ACA Financial Guaranty Corporation.

A.G.C.—Assured Guaranty Corporation.

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

C.A.B.S.—Capital Appreciation Bonds.

E.T.M.—Escrowed to Maturity.

F.H.L.M.C.—Federal Home Loan Mortgage Corporation.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate Daily Demand Note.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

I.D.B.—Industrial Development Bond.

LLC—Limited Liability Corporation.

N.A.T.L.—National Public Finance Guaranty Corp.

NR—Not Rated by Moody’s or Standard & Poor’s.

P.C.R.—Pollution Control Revenue.

P.S.F.G.—Permanent School Fund Guaranty.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

(b)	Standard & Poor’s rating.
(c)	Represents issuer in default of interest payments; non-income producing security.
(d)	Represents issuer in default of interest payments; stated rate does not reflect the current yield.
(e)	All or partial escrowed to maturity and prerefunded issues are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or partial principal amount segregated as initial margin on financial futures contracts.
(g)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at October 31, 2009.
(h)	Indicates a security that has been deemed illiquid.
(i)	Indicates a security restricted to resale. The aggregate original cost of such securities is $41,338,325. The aggregate value of $13,831,232 is approximately 2.8% of net assets.
(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate as of October 31, 2009.
(k)	Represents a zero coupon or step bond. Rate shown reflects the effective yield at October 31, 2009.
(l)	As of October 31, 2009, 3 securities representing $7,672,412 and 1.5% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	Represents issuer in default of interest payments.
(n)	Other assets in excess of liabilities include net unrealized depreciation on financial futures as follows:

Open futures contracts outstanding at October 31, 2009:

Number of Contracts	Type	Expiration Date	Value at October 31, 2009	Value at Trade Date	Unrealized Appreciation/ (Depreciation)
	Long Position:
18	U.S. Treasury 5 Yr. Notes	Dec. 2009	$2,096,156	$2,076,178	$19,978
	Short Position:
25	U.S. Long Bond	Dec. 2009	3,003,906	2,977,313	(26,593)

					$(6,615)

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Municipal Bond Fund	27

Portfolio of Investments

as of October 31, 2009 (Unaudited) continued

The following is a summary of the inputs used as of October 31, 2009 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$494,427,470	$7,672,412

	—	494,427,470	7,672,412
Other Financial Instruments*	(6,615)	—	—

Total	$(6,615)	$494,427,470	$7,672,412

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal Bonds
Balance as of 4/30/09	$7,671,744
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(432)
Net purchases (sales)	—
Transfers in and/or out of Level 3	1,100

Balance as of 10/31/09	$7,672,412

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2009 was as follows:

Healthcare	27.7%
Corporate Backed I.D.B. & P.C.R.	18.6
Pre-Refunded	9.0
Other	8.1
Special Tax/Assessment District	8.0
Transportation	6.8
Power	5.2
Education	5.1
Tobacco	3.9
General Obligation	2.4
Housing	1.4
Lease Backed Certificate of Participation	1.0
Short-Term Investments	1.0
Solid Waste/Resource Recovery	0.9
Water & Sewer	0.7
Tobacco Appropriated	0.2

100.0
Other assets in excess of liabilities	— *

Net Assets	100.0%

*	Less than 0.05%.

Industry classification is subject to change.

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of October 31, 2009 as presented in the Statement of Assets and Liabilities: (Unaudited)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate contracts	N/A	N/A	Due to broker- variation margin	$6,615	*

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended October 31, 2009 are as follows: (Unaudited)

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(199,605)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Interest rate contracts	$25,615

For the six months ended October 31, 2009, the average value at trade date for futures long positions was $13,204,992 and the average value at trade date for futures short positions was $992,438.

See Notes to Financial Statements.

Dryden Municipal Bond Fund	29

Statement of Assets and Liabilities

as of October 31, 2009 (Unaudited)

Assets
Unaffiliated investments, at value (cost $541,898,490)	$502,099,882
Interest receivable	9,341,485
Receivable for investment sold	3,531,484
Receivable for Series shares sold	791,592
Prepaid expenses	9,225

Total assets	515,773,668

Liabilities
Payable for investments purchased	11,450,313
Payable for Series shares reacquired	886,186
Dividends payable	825,644
Management fee payable	215,167
Distribution fee payable	132,119
Accrued expenses	91,779
Due to broker—variation margin	25,750
Affiliated transfer agent fee payable	24,032
Deferred trustees’ fees	12,801
Payable to custodian	1,003

Total liabilities	13,664,794

Net Assets	$502,108,874

Net assets were comprised of:
Shares of beneficial interest, at par	$538,734
Paid-in capital in excess of par	566,323,124

566,861,858
Undistributed net investment income	2,173,165
Accumulated net realized loss on investments	(27,120,926)
Net unrealized depreciation on investments	(39,805,223)

Net assets, October 31, 2009	$502,108,874

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

Class A
Net asset value and redemption price per share
($386,650,944 ÷ 41,487,548 shares of beneficial interest issued and outstanding)	$9.32
Maximum sales charge (4% of offering price)	.39

Maximum offering price to public	$9.71

Class B
Net asset value, offering price and redemption price per share
($30,059,350 ÷ 3,223,235 shares of beneficial interest issued and outstanding)	$9.33

Class C
Net asset value, offering price and redemption price per share
($57,351,563 ÷ 6,150,604 shares of beneficial interest issued and outstanding)	$9.32

Class Z
Net asset value, offering price and redemption price per share
($28,047,017 ÷ 3,012,023 shares of beneficial interest issued and outstanding)	$9.31

See Notes to Financial Statements.

Dryden Municipal Bond Fund	31

Statement of Operations

Six Months Ended October 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$15,869,608

Expenses
Management fee	1,164,790
Distribution fee—Class A	458,611
Distribution fee—Class B	69,822
Distribution fee—Class C	174,385
Transfer agent’s fees and expenses (including affiliated expense of $64,600)	110,000
Custodian’s fees and expenses	47,000
Registration fees	31,000
Reports to shareholders	17,000
Audit fee	15,000
Trustees’ fees	14,000
Legal fees and expenses	11,000
Insurance	5,000
Miscellaneous	6,429

Total expenses	2,124,037
Less: Custodian fee credit (Note 1)	(132)

Net expenses	2,123,905

Net investment income	13,745,703

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on:
Investment transactions	(774,641)
Financial futures transactions	(199,605)

(974,246)

Net change in unrealized appreciation (depreciation) on:
Investments	42,134,796
Financial futures transactions	25,615

42,160,411

Net gain on investments	41,186,165

Net Increase In Net Assets Resulting From Operations	$54,931,868

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended October 31, 2009	Year Ended April 30, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$13,745,703	$25,646,993
Net realized gain (loss) on investments	(974,246)	1,283,867
Net change in unrealized appreciation (depreciation) on investments	42,160,411	(64,291,683)

Net increase (decrease) in net assets resulting from operations	54,931,868	(37,360,823)

Dividends from net investment income (Note 1)
Class A	(10,517,628)	(20,654,762)
Class B	(765,687)	(1,817,063)
Class C	(1,215,166)	(1,660,280)
Class Z	(734,309)	(793,958)

	(13,232,790)	(24,926,063)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	60,690,658	71,005,125
Net asset value of shares issued in reinvestment of dividends	8,006,075	14,292,107
Cost of shares reacquired	(30,381,468)	(69,007,379)

Net increase in net assets from Series share transactions	38,315,265	16,289,853

Total increase (decrease)	80,014,343	(45,997,033)

Net Assets
Beginning of period	422,094,531	468,091,564

End of period(a)	$502,108,874	$422,094,531

(a) Includes undistributed net investment income of:	$2,173,165	$1,660,252

See Notes to Financial Statements.

Dryden Municipal Bond Fund	33

Notes to Financial Statements

(Unaudited)

Dryden Municipal Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and currently consists of one series: the High Income Series (the “Series”).

The investment objective of the Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: The Fund values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the normal close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values. Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided, by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’

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approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities held by the Fund at the end of the fiscal period may include registration rights under which the Fund may demand registration by the issuers, of which the Fund may bear the cost of such registration. Restricted securities, are valued pursuant to the valuation procedures noted above.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts.

Dryden Municipal Bond Fund	35

Notes to Financial Statements

(Unaudited) continued

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial Futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

With exchange-traded futures, there is a minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and guarantees the futures contracts against default.

Futures contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities.

Floating-Rate Notes Issued in Conjunction with Securities Held: The Fund invests in inverse floating rate securities (“inverse floaters”) that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities.

When the Fund enters into agreements to create inverse floaters and floater note securities (also known as Tender Option Bond Transactions), the Fund transfers a fixed rate bond to a broker for cash. At the same time the Fund buys (receives) a residual interest in a trust (the “trust”) set up by the broker, often referred to as an inverse floating rate obligation (inverse floaters). Generally, the broker deposits a fixed rate bond (the “fixed rate bond”) into the trust with the same CUSIP number as the fixed rate bond sold to the broker by the Fund. The “trust” also issues floating rate notes (“floating rate notes”), which are sold to third parties. The floating rate notes have interest rates that reset weekly. The inverse floater held by the Fund gives the Fund the right (1) to cause the holders of the floating rate notes to tender their notes at par, and (2) to have the broker transfer the fixed rate bond held by the trust to the Fund thereby collapsing the trust. In accordance with FAS Statement No. 140, the Fund accounts for the transaction described above as funded leverage by including

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the fixed rate bond in its Portfolio of Investments, and accounts for the floating rate notes as a liability under the caption “payable for floating rate notes issued” in the Fund’s “Statement of Assets and Liabilities.” Interest expense related to the Fund’s liability in connection with the floating rate notes held by third parties is recorded as incurred. The interest expense is under the caption “interest expenses and fees related to inverse floaters” in the Fund’s “Statement of Operations” and is also included in the Fund’s expense ratio.

The Fund may also invest in inverse floaters without transferring a fixed rate bond into a trust, which is not accounted for as funded leverage. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

The Fund’s investment policies and restrictions permit investments in inverse floating rate securities. Inverse floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

When-Issued/Delayed Delivery Securities: Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis as an adjustment to interest income.

Net investment income or loss (other than distribution fees, which are charged directly to the respective Class) and unrealized and realized gains or losses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions of net realized capital and

Dryden Municipal Bond Fund	37

Notes to Financial Statements

(Unaudited) continued

currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Federal Income Taxes: For federal income tax purposes, the Series is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested cash earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. PI pays for the services of PIM, the cost of compensation of officers for the Fund, occupancy and certain clerical and bookkeeping cost of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .50 of 1% of the Series’ average daily net assets of up to $1 billion and .45 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .50 of 1% for the six months ended October 31, 2009.

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The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% and .75 of 1% average daily net assets of the Class A shares and Class C shares, respectively.

PIMS has advised the Series that it received $208,640 for Class A shares in front-end sales charges during the six months ended October 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended October 31, 2009, it received $304, $20,704 and $5,993 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and C shareholders, respectively.

PI, PIM and PIMS are indirect wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009 , the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 20, 2010. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The Series did not utilize the line of credit during the six months ended October 31, 2009.

Dryden Municipal Bond Fund	39

Notes to Financial Statements

(Unaudited) continued

Note 3. Other Transactions With Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”) an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended October 31, 2009, the Series incurred approximately $50,600 in total networking fees, of which $17,200 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended October 31, 2009, were $96,602,676 and $56,540,356, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Series’ investments and net unrealized depreciation as of October 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$538,550,976	$22,052,399	$(58,503,493)	$(36,451,094)

The difference between book and tax basis were primarily due to the difference between financial and tax reporting with respect to accretion of market discount.

For federal income tax purposes, the Series has a capital loss carryforward as of April 30, 2009 of approximately $29,033,000 of which $13,512,000 expires in 2010, $4,457,000 expires in 2011 and $11,064,000 expires in 2014. During the fiscal year

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ended April 30, 2009, the Series utilized approximately of $1,715,000 of its capital loss carryforward to offset net taxable gains. Also, approximately $18,380,000 of its capital loss carryforward expired/unused in the fiscal year ended April 30, 2009. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of October 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C and Class Z shares. Class A shares were sold with a front-end sales charge of up to 4%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Municipal Bond Fund	41

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended October 31, 2009:
Shares sold	2,777,495	$25,029,007
Shares issued in reinvestment of dividends	711,655	6,400,915
Shares reacquired	(2,292,236)	(20,692,817)

Net increase (decrease) in shares outstanding before conversion	1,196,914	10,737,105
Shares issued upon conversion from Class B	339,344	3,020,576

Net increase (decrease) in shares outstanding	1,536,258	$13,757,681

Year ended April 30, 2009:
Shares sold	3,598,668	$31,751,924
Shares issued in reinvestment of dividends	1,332,745	11,804,044
Shares reacquired	(5,891,454)	(52,467,916)

Net increase (decrease) in shares outstanding before conversion	(960,041)	(8,911,948)
Shares issued upon conversion from Class B	1,297,538	11,548,569

Net increase (decrease) in shares outstanding	337,497	$2,636,621

Class B
Six months ended October 31, 2009:
Shares sold	668,978	$6,022,563
Shares issued in reinvestment of dividends	50,475	454,447
Shares reacquired	(189,833)	(1,702,242)

Net increase (decrease) in shares outstanding before conversion	529,620	4,774,768
Shares reacquired upon conversion into Class A	(338,545)	(3,020,576)

Net increase (decrease) in shares outstanding	191,075	$1,754,192

Year ended April 30, 2009:
Shares sold	685,400	$6,130,979
Shares issued in reinvestment of dividends	109,439	975,541
Shares reacquired	(754,855)	(6,751,608)

Net increase (decrease) in shares outstanding before conversion	39,984	354,912
Shares reacquired upon conversion into Class A	(1,295,358)	(11,548,569)

Net increase (decrease) in shares outstanding	(1,255,374)	$(11,193,657)

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Class C	Shares	Amount
Six months ended October 31, 2009:
Shares sold	2,094,235	$18,888,580
Shares issued in reinvestment of dividends	76,366	687,597
Shares reacquired	(304,163)	(2,727,519)

Net increase (decrease) in shares outstanding	1,866,438	$16,848,658

Year ended April 30, 2009:
Shares sold	2,019,904	$17,947,217
Shares issued in reinvestment of dividends	107,106	942,918
Shares reacquired	(602,180)	(5,318,906)

Net increase (decrease) in shares outstanding	1,524,830	$13,571,229

Class Z
Six months ended October 31, 2009:
Shares sold	1,205,216	$10,750,508
Shares issued in reinvestment of dividends	51,571	463,116
Shares reacquired	(578,428)	(5,258,890)

Net increase (decrease) in shares outstanding	678,359	$5,954,734

Year ended April 30, 2009:
Shares sold	1,760,332	$15,175,005
Shares issued in reinvestment of dividends	64,779	569,604
Shares reacquired	(514,786)	(4,468,949)

Net increase (decrease) in shares outstanding	1,310,325	$11,275,660

Note 7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through December 23, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Dryden Municipal Bond Fund	43

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended October 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.51

Income (loss) from investment operations:
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	.80

Total from investment operations	1.07

Less Dividends:
Dividends from net investment income	(.26)

Net asset value, end of period	$9.32

Total Return(a):	12.72%
Ratios/Supplemental Data:
Net assets, end of period (000)	$386,651
Average net assets (000)	$363,899
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.86	%(f)
Expenses, excluding distribution and service (12b-1) fees	.61	%(f)
Net investment income	5.95	%(f)
For Class A, B, C and Z shares:
Portfolio turnover rate	12	%(e)(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .85% and .60% for the year ended April 30, 2009, .84% and .59% for the year ended April 30, 2008 and .85% and .60% for the year ended April 30, 2007, respectively.
(e)	The portfolio turnover rate including variable rate demand notes was 25% for the six months ended October, 31 2009 and 50% for the year ended April 30, 2009.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended April 30,
2009(c)		2008		2007(c)		2006(c)	2005

$9.82		$10.53		$10.32		$10.33	$9.99

.54		.50		.53		.53	.51
(1.33)		(.72)		.18		(.05)	.35

(.79)		(.22)		.71		.48	.86

(.52)		(.49)		(.50)		(.49)	(.52)

$8.51		$9.82		$10.53		$10.32	$10.33

(8.08)%		(2.11)%		6.94%		4.84%	8.81%

$339,959		$388,838		$444,751		$451,785	$459,598
$354,290		$411,884		$451,239		$458,445	$458,739

.87	%(d)	.87	%(d)	.89	%(d)	.87%	.86%
.62	%(d)	.62	%(d)	.64	%(d)	.62%	.61%
6.00%		4.96%		5.00%		5.14%	5.03%

23	%(e)	41%		33%		32%	29%

See Notes to Financial Statements.

Dryden Municipal Bond Fund	45

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended October 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.52

Income (loss) from investment operations:
Net investment income	.26
Net realized and unrealized gain (loss) on investment transactions	.80

Total from investment operations	1.06

Less Dividends:
Dividends from net investment income	(.25)

Net asset value, end of period	$9.33

Total Return(a):	12.57%
Ratios/Supplemental Data:
Net assets, end of period (000)	$30,059
Average net assets (000)	$27,701
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.11	%(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)
Net investment income	5.70	%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.10% and .60% for the year ended April 30, 2009, 1.09% and .59% for the year ended April 30, 2008 and 1.10% and .60% for the year ended April 30, 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended April 30,
2009(b)		2008		2007(b)		2006(b)	2005

$9.82		$10.53		$10.33		$10.34	$10.00

.51		.49		.50		.51	.49
(1.31)		(.73)		.18		(.06)	.34

(.80)		(.24)		.68		.45	.83

(.50)		(.47)		(.48)		(.46)	(.49)

$8.52		$9.82		$10.53		$10.33	$10.34

(8.19)%		(2.35)%		6.67%		4.48%	8.53%

$25,820		$42,119		$58,278		$85,179	$141,832
$33,111		$50,205		$70,145		$112,213	$165,596

1.12	%(c)	1.12	%(c)	1.14	%(c)	1.12%	1.11%
.62	%(c)	.62	%(c)	.64	%(c)	.62%	.61%
5.66%		4.70%		4.74%		4.90%	4.78%

See Notes to Financial Statements.

Dryden Municipal Bond Fund	47

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended October 31, 2009(c)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.51

Income (loss) from investment operations:
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.80

Total from investment operations	1.05

Less Dividends:
Dividends from net investment income	(.24)

Net asset value, end of period	$9.32

Total Return(a):	12.46%
Ratios/Supplemental Data:
Net assets, end of period (000)	$57,352
Average net assets (000)	$46,125
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.36	%(e)
Expenses, excluding distribution and service (12b-1) fees	.61	%(e)
Net investment income	5.45	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	The distributor of the Series has contractually agreed to limit its distribution and service (12b-1) fees to .75 of 1% of the average daily net assets of the Class C shares.
(c)	Calculated based upon average shares outstanding during the period.
(d)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is 1.35% and .60% for the year ended April 30, 2009, 1.34% and .59% for the year ended April 30, 2008 and 1.35% and .60% for the year ended April 30, 2007, respectively.
(e)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended April 30,
2009(c)		2008		2007(c)		2006(c)	2005

$9.82		$10.53		$10.33		$10.34	$10.00

.50		.45		.47		.48	.46
(1.33)		(.72)		.18		(.05)	.35

(.83)		(.27)		.65		.43	.81

(.48)		(.44)		(.45)		(.44)	(.47)

$8.51		$9.82		$10.53		$10.33	$10.34

(8.51)%		(2.59)%		6.41%		4.23%	8.26%

$36,474		$27,097		$30,256		$26,611	$22,033
$30,512		$28,247		$28,519		$25,219	$23,042

1.37	%(d)	1.37	%(d)	1.39	%(d)	1.37%	1.36%
.62	%(d)	.62	%(d)	.64	%(d)	.62%	.61%
5.61%		4.46%		4.50%		4.64%	4.53%

See Notes to Financial Statements.

Dryden Municipal Bond Fund	49

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended October 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$8.50

Income (loss) from investment operations:
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	.80

Total from investment operations	1.08

Less Dividends:
Dividends from net investment income	(.27)

Net asset value, end of period	$9.31

Total Return(a):	12.89%
Ratios/Supplemental Data:
Net assets, end of period (000)	$28,047
Average net assets (000)	$24,396
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61	%(d)
Expenses, excluding distribution and service (12b-1) fees	.61	%(d)
Net investment income	6.19	%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	The expense ratio reflects the interest and fees expense related to the liability for the floating rate notes issued in conjunction with the inverse floater securities. The total expense ratio excluding interest and fees expense and the expense ratio excluding 12b-1 and interest and fees expense is .60% and .60% for the year ended April 30, 2009, .59% and .59% for the year ended April 30, 2008 and .60% and .60% for the year ended April 30, 2007, respectively.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.jennisondryden.com

Class Z
Year Ended April 30,
2009(b)		2008		2007(b)		2006(b)	2005

$9.81		$10.52		$10.31		$10.32	$9.98

.57		.53		.55		.56	.54
(1.33)		(.72)		.19		(.06)	.34

(.76)		(.19)		.74		.50	.88

(.55)		(.52)		(.53)		(.51)	(.54)

$8.50		$9.81		$10.52		$10.31	$10.32

(7.81)%		(1.86)%		7.21%		5.08%	9.09%

$19,842		$10,037		$9,878		$8,547	$12,379
$12,544		$9,246		$9,335		$10,650	$11,451

.62	%(c)	.62	%(c)	.64	%(c)	.62%	.61%
.62	%(c)	.62	%(c)	.64	%(c)	.62%	.61%
6.50%		5.22%		5.25%		5.39%	5.29%

See Notes to Financial Statements.

Dryden Municipal Bond Fund	51

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the High Income Series (the “Fund”)1 consists of 11 individuals, 10 of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the JennisonDryden Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 2-4, 2009 and approved the renewal of the agreements through July 31, 2010, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2008, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadviser, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor

[1]	The High Income Series is the sole series of Dryden Municipal Bond Fund.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 2-4, 2009.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports

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from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper High Yield Municipal Debt Funds Performance Universe) was in the first quartile over the one-, three-, five- and ten-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) and total expenses both ranked in the Expense Group’s second quartile. The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Dryden Municipal Bond Fund

Approval of Advisory Agreements (continued)

Economies of Scale

The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at the current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Municipal Bond Fund/High Income Series, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Municipal Bond Fund/High Income Series
Share Class	A	B	C	Z
NASDAQ	PRHAX	PMHYX	PHICX	PHIZX
CUSIP	262467103	262467202	262467301	262467400

MF133E2    0168480-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Dryden Municipal Bond Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs Secretary

Date	December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date	December 22, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	December 22, 2009

*	Print the name and title of each signing officer under his or her signature.